Debt Elpida Debt Restructure (Details)	0 Months Ended							0 Months Ended
	Jul. 31, 2013 USD ($)	Aug. 29, 2013 USD ($)	Aug. 30, 2012 USD ($)	Aug. 29, 2013 Reorganization obligation [Member] USD ($)	Aug. 30, 2012 Reorganization obligation [Member] USD ($)	Aug. 29, 2013 ElpidaMemoryInc [Member] Reorganization obligation [Member]	Aug. 29, 2013 Akita [Member] Reorganization obligation [Member]	Jul. 31, 2013 Elpida Company [Member] USD ($)	Aug. 29, 2013 Elpida Company [Member] Reorganization obligation [Member] USD ($) decimal	Aug. 29, 2013 Elpida Company [Member] Reorganization obligation [Member] JPY (¥)	Jul. 31, 2013 Elpida Company [Member] Reorganization obligation [Member] USD ($)	Jul. 31, 2013 Elpida Company [Member] Reorganization obligation [Member] JPY (¥)	Aug. 29, 2013 Scenario, Plan [Member] Elpida Company [Member] Reorganization obligation [Member] USD ($)	Aug. 29, 2013 Scenario, Plan [Member] Elpida Company [Member] Reorganization obligation [Member] JPY (¥)
Assumed Debt Subject to Bankruptcy [Line Items]
Recovery Rate Of Secured Creditors						100.00%	100.00%
Recovery Rate of Unsecured Creditors						17.40%	19.00%
Cash paid for the acquisition of Elpida	$ 949,000,000							$ 615,000,000
Reorganization Plan Future Payments														140,000,000,000
Reorganization Plan Number of Annual Installment Payments									6	6
Debt Instrument, Interest Rate, Effective Percentage				6.25%
Reorganization payments, by maturity [Abstract]
Initial Installment Reorganization Payment												60,000,000,000
Reorganization Payment Year One														0
Reorganization Payment Year Two														20,000,000,000
Reorganization Payment Year Three														20,000,000,000
Reorganization Payment Year Four														20,000,000,000
Reorganization Payment Year Five														20,000,000,000
Reorganization Payment Year Six														30,000,000,000
Reorganization Payment Year Seven														30,000,000,000
Reorganization Plan Payments, Total Cash Payments									2,050,000,000	200,000,000,000				200,000,000,000
Elpida Sponsor Agreement [Abstract]
Initial Installment Reorganization Payment to 3rd Party Creditors											0	0
Estimated Reorganization Payment to Third Pary Creditors in Year One													532,000,000	52,270,000,000
Estimated Reorganization Payment to Third Party Creditors in Year Two													206,000,000	20,267,000,000
Estimated Reorganization Payment to Third Party Creditors in Year Three													205,000,000	20,135,000,000
Estimated Reorganization Payment to Third Party Creditors in Year Four													204,000,000	20,003,000,000
Estimated Reorganization Payment to Third Party Creditors in Year Five													202,000,000	19,871,000,000
Estimated Reorganization Payment to Third Party Creditors in Year Six													290,000,000	28,508,000,000
Estimated Reorganization Payment to Third Party Creditors in Year Seven													330,000,000	32,242,000,000
Estimated Reorganization Payment to Third Party Creditors, Total Cash Payments													1,969,000,000	193,296,000,000
Debt Instrument, Unamortized Discount				(325,000,000)
Long-term Debt, Gross		$ 6,037,000,000	$ 3,262,000,000	$ 1,644,000,000	$ 0